Exhibit 99.1

NISSAN AUTO RECEIVABLES 14-B

Nissan Auto Receivables 2014-B

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	197,035,133.21	184,120,683.10	0.207948
Yield Supplement Overcollaterization		28,538,338.78	2,619,149.96	2,335,666.96
Total Adjusted Portfolio		885,416,666.65	194,415,983.25	181,785,016.14
Total Adjusted Securities		885,416,666.65	194,415,983.25	181,785,016.14	0.205310
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.11000%	343,000,000.00	73,999,316.60	61,368,349.49	0.178916
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	12,630,967.11	68,449.37	36.8249770	0.1995608
Class A-4 Notes	0.00	117,583.33	—	1.3833333
Certificates	0.00	0.00	—	—

Total Securities	12,630,967.11	186,032.70

I. COLLECTIONS
Interest:
Interest Collections	472,354.67
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	472,354.67
Principal:
Principal Collections	12,661,342.60
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	12,661,342.60
Recoveries of Defaulted Receivables	162,275.14
Servicer Advances	0.00

Total Collections	13,295,972.41

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance—Beginning of Period	23,479	194,415,983.25
Total Principal Payment		12,630,967.11

	22,965	181,785,016.14

NISSAN AUTO RECEIVABLES 14-B

III. DISTRIBUTIONS

Total Collections	13,295,972.41
Reserve Account Draw	0.00
Total Available for Distribution	13,295,972.41
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	164,195.94
Servicing Fee Paid	164,195.94
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	68,449.37
Class A-3 Notes Monthly Interest Paid	68,449.37
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33
Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 14-B

Total Note Monthly Interest
Total Note Monthly Interest Due		186,032.70
Total Note Monthly Interest Paid		186,032.70
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		12,945,743.77
4. Total Monthly Principal Paid on the Notes		12,630,967.11
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,630,967.11
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		314,776.66
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		314,776.66
V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,213,541.67
Required Reserve Account Amount		2,213,541.67
Beginning Reserve Account Balance		2,213,541.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,213,541.67
Required Reserve Account Amount for Next Period		2,213,541.67
VI. POOL STATISTICS

Weighted Average Coupon		2.87%
Weighted Average Remaining Maturity		23.07

	Amount	Number
Principal on Defaulted Receivables	253,107.51	21
Principal Recoveries of Defaulted Receivables	162,275.14

Monthly Net Losses	90,832.37
Pool Balance at Beginning of Collection Period	197,035,133.21
Net Loss Ratio for Third Preceding Collection Period	0.80%
Net Loss Ratio for Second Preceding Collection Period	0.64%
Net Loss Ratio for Preceding Collection Period	-0.61%
Net Loss Ratio for Current Collection Period	0.55%
Four-Month Average Net Loss Ratio	0.34%
Cumulative Net Losses for all Periods	4,788,668.10

NISSAN AUTO RECEIVABLES 14-B

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,017,707.23	172	1.10%
61-90 Days Delinquent	329,856.44	30	0.18%
91-120 Days Delinquent	53,416.61	4	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,400,980.28	206	1.30%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.20%
Delinquency Ratio for Preceding Collection Period	0.32%	0.22%
Delinquency Ratio for Current Collection Period	0.21%	0.15%
Four-Month Average Delinquency Ratio	0.27%	0.20%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO